Consolidated balance sheet - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
ASSETS
Cash and non-interest-bearing deposits with banks	[1]	$ 20,816	$ 31,535
Interest-bearing deposits with banks		34,902	32,326
Securities (Note 4)		211,348	175,879
Cash collateral on securities borrowed		14,651	15,326
Securities purchased under resale agreements		80,184	69,213
Loans (Note 5)
Residential mortgages		274,244	269,706
Personal		45,587	45,429
Credit card		18,538	16,479
Business and government		194,870	188,542
Allowance for credit losses		(3,902)	(3,073)
Total loans		529,337	517,083
Other
Derivative instruments (Note 12)		33,243	43,035
Customers' liability under acceptances		10,816	11,574
Property and equipment (Note 7)		3,251	3,377
Goodwill (Note 8)		5,425	5,348
Software and other intangible assets (Note 8)		2,742	2,592
Investments in equity-accounted associates and joint ventures (Note 25)		669	632
Deferred tax assets (Note 19)		629	480
Other assets (Note 9)		27,706	35,197
Other miscellaneous assets		84,481	102,235
Total assets		975,719	943,597
Deposits (Note 10)
Personal		239,035	232,095
Business and government		412,561	397,188
Bank		22,296	22,523
Secured borrowings		49,484	45,766
Deposits		723,376	697,572
Obligations related to securities sold short		18,666	15,284
Cash collateral on securities lent		8,081	4,853
Obligations related to securities sold under repurchase agreements		87,118	77,171
Other
Derivative instruments (Note 12)		41,290	52,340
Acceptances		10,820	11,586
Deferred tax liabilities (Note 19)		40	45
Other liabilities (Note 11)		26,632	28,072
Other miscellaneous liabilities		78,782	92,043
Subordinated indebtedness (Note 14)		6,483	6,292
Equity
Contributed surplus		109	115
Retained earnings		30,402	28,823
Accumulated other comprehensive income (AOCI)		1,463	1,594
Total shareholders' equity		52,981	50,181
Non-controlling interests		232	201
Total equity		53,213	50,382
Total liabilities and equities		975,719	943,597
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 15)		4,925	4,923
Total equity		4,925	4,923
Common shares [member]
Equity
Issued shares (Note 15)		16,082	14,726
Total equity		$ 16,082	$ 14,726

[1]	Includes restricted cash of $491 million (2022: $493 million) and interest-bearing demand deposits with Bank of Canada.